Current and Deferred Taxes (Details) - Schedule of effect on income tax expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense
Current tax	$ 4,434	$ 174,205	$ 153,424
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	226,810	(28,465)	37,432
Valuation provision
Subtotals	231,244	145,740	190,856
Tax for rejected expenses (Article No21)	210	1,354	927
Other	(9,790)	(4,561)	(16,709)
Net charges for income tax expense	$ 221,664	$ 142,533	$ 175,074